1290 FUNDS

1290 Retirement 2020 Fund

1290 Retirement 2025 Fund

1290 Retirement 2030 Fund

1290 Retirement 2035 Fund

1290 Retirement 2040 Fund

1290 Retirement 2045 Fund

1290 Retirement 2050 Fund

1290 Retirement 2055 Fund

1290 Retirement 2060 Fund

(each a “Fund” and together, the “Funds”)

SUPPLEMENT DATED OCTOBER 27, 2017 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2017

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) of the Funds, each a series of 1290 Funds (“Trust”), dated March 1, 2017. You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain an additional copy of the Prospectus and SAI, free of charge, by calling 1-888-310-0416 or by sending an e-mail request to 1290Funds@mediantonline.com, or you can view, print and download a copy of these documents at the Trust’s website at www.1290Funds.com.

Effective January 1, 2018, the second paragraph in the “Purchase, Redemption and Pricing of Shares – Redemptions- General” section of the SAI is deleted in its entirety.